Condensed Statements of Cash Flows (Detail) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 2,307,000	$ 2,558,000	$ 2,649,000	$ 2,604,000	$ 2,358,000	$ 2,227,000	$ 2,185,000	$ 2,029,000	$ 2,041,000	$ 1,533,000	$ 1,613,000	$ 1,427,000	$ 10,118,687	$ 8,798,702	$ 6,613,696
Adjustments to reconcile net income to net cash used in operating activities:
Restricted stock expense													772,311	721,124	617,779
Net cash provided by operating activities													9,577,081	9,737,655	7,057,258
Cash flows from investing activities:
Net cash used in investing activities													(112,300,083)	(56,506,899)	(78,692,188)
Cash flows from financing activities:
Dividends paid on common stock													(782,936)	(778,428)	(763,143)
Dividends paid on preferred stock													(452,305)	(342,460)	(342,460)
Repurchase of warrants													0	(302,410)	0
Net proceeds from issuance of 3,563,380 shares													59,744,418	0	0
Repayment of CDCI Preferred Shares													(15,925,000)	0	0
Proceeds of borrowed funds													252,000,000	194,340,000	180,000,000
Net cash provided by (used in) financing activities													123,582,970	43,410,372	77,000,794
Net increase (decrease) in cash and cash equivalents													20,859,968	(3,358,872)	5,365,864
Parent Company [Member]
Cash flows from operating activities:
Net income													10,118,687	8,798,702	6,613,696
Adjustments to reconcile net income to net cash used in operating activities:
Equity in undistributed income of subsidiary													(8,774,479)	(7,969,766)	(2,274,955)
Restricted stock expense													772,311	721,124	617,779
Gain on sale of assets													0	0	(364,719)
Other, net													(669,047)	151,251	689,740
Net cash provided by operating activities													1,447,472	1,701,311	5,281,541
Cash flows from investing activities:
Investment in subsidiary bank													(60,000,000)	0	0
Outlays for acquisitions													0	(35,709)	(4,034,668)
Net cash used in investing activities													(60,000,000)	(35,709)	(4,034,668)
Cash flows from financing activities:
Dividends paid on common stock													(782,936)	(778,428)	(763,488)
Dividends paid on preferred stock													(452,305)	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes													(176,112)	(92,390)	(85,532)
Repurchase of warrants													0	(302,410)	0
Net proceeds from issuance of 3,563,380 shares													59,744,418	0	0
Repayment of CDCI Preferred Shares													(15,925,000)	0	0
Proceeds of borrowed funds													16,000,000	0	0
Net cash provided by (used in) financing activities													58,408,065	(1,515,688)	(1,191,480)
Net increase (decrease) in cash and cash equivalents													(144,463)	149,914	55,393
Cash and cash equivalents at beginning of year				$ 213,621				$ 63,707				$ 8,314	213,621	63,707	8,314
Cash and cash equivalents at end of year	$ 69,158				$ 213,621				$ 63,707				$ 69,158	$ 213,621	$ 63,707
Stock Issued During Period, Shares, New Issues													3,563,380